SCHEDULE OF REVENUE AND OTHER INCOME SEGMENT (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue from External Customer [Line Items]
Total Revenue	$ 457,058		$ 813,737
Total Government Support Income	117,680	192,500	698,625	370,291		$ 437,146	$ 1,980,484
Intelligent Fingerprinting Products [Member]
Revenue from External Customer [Line Items]
Total Revenue	457,058		813,737
Total Government Support Income	49,267		156,824
Saliva Glucose Biosensor Platform [Member]
Revenue from External Customer [Line Items]
Total Revenue
Total Government Support Income	$ 68,413	$ 192,500	$ 541,801	$ 370,291